Schedule of operating loss (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Amortization of right of use assets	£ 196,576	£ 196,576
Research And Development Cost [Member]
IfrsStatementLineItems [Line Items]
Depreciation of property, plant and equipment	730,730	784,099	£ 636,826
Amortization of intangible assets	63,451	51,889	52,847
Amortization of right of use assets	174,953	172,987	160,638
Administrative Expenses [Member]
IfrsStatementLineItems [Line Items]
Depreciation of property, plant and equipment	34,301	42,651	32,253
Amortization of right of use assets	21,623	23,589	21,905
(Gain)/loss on foreign exchange	£ (17,781)	£ 1,891	£ 61,922